INCOME TAXES, Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Components of Income Tax Provision [Abstract]
Current income tax expense	$ 0	$ 0	$ 0
Deferred income tax expense	0	(153,428)	(439,934)
Total income tax expense	$ 0	$ (153,428)	$ (439,934)